AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 2016

File No. 333-198170

File No. 811-22986

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 5	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 7	☒

ETFS TRUST

(Exact Name of Registrant as Specified in Charter)

48 Wall Street

New York, New York 10005

(Address of Principal Executive Offices, Zip Code)

212-918-4954

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copies to:

Adam Rezak ETF Securities Advisors LLC 48 Wall Street New York, New York 10005	W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☒ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

January [   ], 2017

ETFS Trust

ETFS Bloomberg All Commodity ETF (BCI)

ETFS Bloomberg All Commodity Longer Dated ETF (BCD)

ETFS Bloomberg Agriculture ETF (AGRI)

ETFS Bloomberg Energy ETF [  ]

ETFS Bloomberg Energy Longer Dated ETF [  ]

ETFS Commodity Long-Short ETF (MLSC)

Principal U.S. Listing Exchange: [TBC]

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ETFS Trust

ETFS Bloomberg All Commodity ETF

Investment Objective

The ETFS Bloomberg All Commodity ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide long-term capital appreciation designed to exceed the performance of the Bloomberg Commodities IndexSM (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Distribution and Service (12b-1) Fees*	0.00%
Other Expenses**	[ ]%
Total Annual Fund Operating Expenses	[ ]%

*	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Fund’s Board of Trustees has determined that no such payment will be made through the next twelve (12) months of operation.
**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that seeks to provide total return which exceeds that of the Index. The Fund is not an index tracking exchange-traded fund and is not required to invest in all components of the Index. However, the Fund will generally seek to hold similar interests to those included in the Index and will seek exposure to many of the commodities included in the Index under the same futures rolling schedule as the Index. The Fund will also hold short-term fixed-income securities, which may be used as collateral for the Fund’s commodities futures holdings or to generate interest income and capital appreciation.

Under normal market conditions, the Fund intends to invest in exchange-traded commodity futures contracts through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As a means to provide investment returns that are highly correlated to those of the Index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles, exchange-traded funds and other investment companies, and swaps and exchange-traded options on futures contracts, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange-traded commodities futures contracts, “Commodities Instruments”).

The remainder of the Fund’s assets will primarily be invested in: (1) short-term investment grade fixed-income securities that include U.S. government and agency securities, corporate debt obligations and repurchase agreements; (2) money market instruments; (3) certain bank instruments; and (4) cash and other cash equivalents. The Fund will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund through collateral management.

There can be no assurance that the Fund’s Investment Objective will be met at any time.

The Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary is intended to enable the Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. The Subsidiary and the Fund have the same investment objective; however, the Subsidiary may invest without limitation in the Commodities Instruments. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Adviser and Sub-Adviser will use their discretion to determine the percentage of the Fund’s assets allocated to the Commodities Instruments held by the Subsidiary that will be invested in exchange-traded commodity futures contracts or Commodities-Related Assets. In this regard, under normal market conditions, the Subsidiary is expected to invest in futures contracts in proportional weights and allocations that are similar to the Index. The Fund does not seek leveraged returns; however, the Fund’s use of instruments to collateralize the Subsidiary’s investments in Commodity Instruments has a leveraging effect and is designed to provide a total return, outperforming the investment performance of the Index.

The Index is a widely followed commodity index which is calculated and published by Bloomberg L.P. and/or Bloomberg Finance L.P. and/or an affiliate of them (together, “Bloomberg”). The Index has been published since 1998 with simulated historical performance calculated back to 1991 and tracks movements in the price of a rolling position in a basket of commodity futures with a maturity between 1 and 3 months.

At present, there are 26 commodity futures eligible for inclusion in the Index but four of those commodities (cocoa, lead, platinum and tin) are currently not included in the Index. With the exception of several metals contracts (aluminum, lead, tin, nickel and zinc) that trade on the London Metals Exchange (“LME”) and the contract for Brent crude oil, each of the Commodities is the subject of at least one futures contract that trades on a U.S. exchange. The Index uses a consistent, systematic process to represent the commodity markets using both liquidity data and U.S. -dollar-weighted production data in determining the weightings of included commodities.

The value of the Index is computed on the basis of hypothetical investments in the basket of commodities that make up the Index.

The Index is rebalanced annually starting on the fifth business day of January.

The Fund is classified as “non-diversified” under the 1940 Act.

Summary of Principal Risks of Investing in the Fund

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Commodity Price Risk. The NAV of the Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds.

Futures, Options and Options on Futures Contracts. Through holding of futures, options and options on futures contracts, the Fund may be exposed to (i) losses from margin deposits in the case of bankruptcy of the relevant broker, and (ii) a risk that the relevant position cannot be close out when required at its fundamental value.

Roll Yield. During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Fund holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Fund.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.”

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Leverage Risk. To the extent the Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of that Fund may be more volatile than if no leverage were present.

Tax Risk. Failure by the Fund to comply with the requirements for qualification as a regulated investment company would have significant negative tax consequences to Fund shareholders.

Fund Performance

The Fund is new and therefore does not have a performance history.

Management

Investment Adviser and Sub-Adviser

ETF Securities Advisors LLC serves as the investment adviser to the Fund and the Subsidiary.

Vident Investment Advisory, LLC serves as the sub-adviser to the Fund and the Subsidiary.

Portfolio Manager

Denise Krisko, CFA, will be the portfolio manager of the Fund.

Buying and Selling Fund Shares

The Fund is an exchange traded fund or “ETF.” This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S cash, a portfolio of securities closely approximating the holdings of the Fund or a combination of the two.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

Any distributions may be taxed as ordinary income or capital gains.

ETFS Bloomberg All Commodity Longer Dated ETF

Investment Objective

The ETFS Bloomberg All Commodity Longer Dated ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide long-term capital appreciation designed to exceed the performance of the Bloomberg All Commodity Index 3 Month ForwardSM (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Distribution and Service (12b-1) Fees*	0.00%
Other Expenses**	[ ]%
Total Annual Fund Operating Expenses	[ ]%

*	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Fund’s Board of Trustees has determined that no such payment will be made through the next twelve (12) months of operation.
**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that seeks to provide a total return which exceeds that of the Index. The Fund is not an index tracking exchange-traded fund and is not required to invest in all components of the Index. However, the Fund will generally seek to hold similar interests to those included in the Index and will seek exposure to many of the commodities included in the Index under the same futures rolling schedule as the Index. The Fund will also hold short-term fixed-income securities, which may be used as collateral for the Fund’s commodities futures holdings or to generate interest income and capital appreciation.

Under normal market conditions, the Fund intends to invest in exchange-traded commodity futures contracts through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As a means to provide investment returns that are highly correlated to those of the Index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles, exchange-traded funds and other investment companies, and swaps and exchange-traded options on futures contracts, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange-traded commodities futures contracts, “Commodities Instruments”).

The remainder of the Fund’s assets will primarily be invested in: (1) short-term investment grade fixed-income securities that include U.S. government and agency securities, corporate debt obligations and repurchase agreements; (2) money market instruments; (3) certain bank instruments; and (4) cash and other cash equivalents. The Fund will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund through collateral management.

There can be no assurance that the Fund’s Investment Objective will be met at any time.

The Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary is intended to enable the Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. The Subsidiary and the Fund have the same investment objective; however, the Subsidiary may invest without limitation in the Commodities Instruments. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Adviser and Sub-Adviser will use their discretion to determine the percentage of the Fund’s assets allocated to the Commodities Instruments held by the Subsidiary that will be invested in exchange-traded commodity futures contracts or Commodities-Related Assets. In this regard, under normal market conditions, the Subsidiary is expected to invest in futures contracts in proportional weights and allocations that are similar to the Index. The Fund does not seek leveraged returns; however, the Fund’s use of instruments to collateralize the Subsidiary’s investments in Commodity Instruments has a leveraging effect and is designed to provide a total return, outperforming the investment performance of the Index.

The Index is a widely followed commodity index which is calculated and published by Bloomberg L.P. and/or Bloomberg Finance L.P. and/or an affiliate of them (together, “Bloomberg”). The Index has been published since 1998 with simulated historical performance calculated back to 1991 and tracks movements in the price of a rolling position in a basket of commodity futures with a maturity between 4 and 6 months.

At present, there are 26 commodity futures eligible for inclusion in the Index but four of those commodities (cocoa, lead, platinum and tin) are currently not included in the Index. With the exception of several metals contracts (aluminum, lead, tin, nickel and zinc) that trade on the London Metals Exchange (“LME”) and the contract for Brent crude oil, each of the Commodities is the subject of at least one futures contract that trades on a U.S. exchange. The Index uses a consistent, systematic process to represent the commodity markets using both liquidity data and U.S.-dollar-weighted production data in determining the weightings of included commodities.

The value of the Index is computed on the basis of hypothetical investments in the basket of commodities that make up the Index.

The Index is rebalanced annually starting on the fifth business day of January. The Fund is classified as “non-diversified” under the 1940 Act.

Summary of Principal Risks of Investing in the Fund

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Commodity Price Risk. The NAV of the Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds.

Futures, Options and Options on Futures Contracts. Through holding of futures, options and options on futures contracts, the Fund may be exposed to (i) losses from margin deposits in the case of bankruptcy of the relevant broker, and (ii) a risk that the relevant position cannot be close out when required at its fundamental value.

Roll Yield. During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Fund holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Fund.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.”

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Leverage Risk. To the extent the Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of that Fund may be more volatile than if no leverage were present.

Tax Risk. Failure by the Fund to comply with the requirements for qualification as a regulated investment company would have significant negative tax consequences to Fund shareholders.

Fund Performance

The Fund is new and therefore does not have a performance history.

Management

Investment Adviser and Sub-Adviser

ETF Securities Advisors LLC serves as the investment adviser to the Fund and the Subsidiary.

Vident Investment Advisory, LLC serves as the sub-adviser to the Fund and the Subsidiary.

Portfolio Manager

Denise Krisko, CFA, will be the portfolio manager of the Fund.

Buying and Selling Fund Shares

The Fund is an exchange traded fund or “ETF.” This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash, a portfolio of securities closely approximating the holdings of the Fund or a combination of the two.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

Any distributions may be taxed as ordinary income or capital gains.

ETFS Bloomberg Agriculture ETF

Investment Objective

The ETFS Bloomberg Agriculture ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide long-term capital appreciation designed to exceed the performance of the Bloomberg Agriculture IndexSM (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Distribution and Service (12b-1) Fees*	0.00%
Other Expenses**	[ ]%
Total Annual Fund Operating Expenses	[ ]%

*	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Fund’s Board of Trustees has determined that no such payment will be made through the next twelve (12) months of operation.
**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

13

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that seeks to provide a total return which exceeds that of the Index. The Fund is not an index tracking exchange-traded fund and is not required to invest in all components of the Index. However, the Fund will generally seek to hold similar interests to those included in the Index and will seek exposure to many of the commodities included in the Index under the same futures rolling schedule as the Index. The Fund will also hold short-term fixed-income securities, which may be used as collateral for the Fund’s commodities futures holdings or to generate interest income and capital appreciation.

Under normal market conditions, the Fund intends to invest in exchange-traded commodity futures contracts through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As a means to provide investment returns that are highly correlated to those of the Index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles, exchange-traded funds and other investment companies, and swaps and exchange-traded options on futures contracts, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange-traded commodities futures contracts, “Commodities Instruments”).

The remainder of the Fund’s assets will primarily be invested in: (1) short-term investment grade fixed-income securities that include U.S. government and agency securities, corporate debt obligations and repurchase agreements; (2) money market instruments; (3) certain bank instruments; and (4) cash and other cash equivalents. The Fund will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund through collateral management. There can be no assurance that the Fund’s Investment Objective will be met at any time.

The Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary is intended to enable the Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. The Subsidiary and the Fund have the same investment objective; however, the Subsidiary may invest without limitation in the Commodities Instruments. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Adviser and Sub-Adviser will use their discretion to determine the percentage of the Fund’s assets allocated to the Commodities Instruments held by the Subsidiary that will be invested in exchange-traded commodity futures contracts or Commodities-Related Assets. In this regard, under normal market conditions, the Subsidiary is expected to invest in futures contracts in proportional weights and allocations that are similar to the Index. The Fund does not seek leveraged returns; however, the Fund’s use of instruments to collateralize the Subsidiary’s investments in Commodity Instruments has a leveraging effect and is designed to provide a total return, outperforming the investment performance of the Index.

14

The Index is a sub-index of the Bloomberg Commodity Index (“BCOM”). BCOM is a widely followed commodity index which is calculated and published by Bloomberg L.P. and/or Bloomberg Finance L.P. and/or an affiliate of them (together, “Bloomberg”). BCOM and its various sub-indices has been published since 1998 with simulated historical performance calculated back to 1991 and tracks movements in the prices of rolling positions in a basket of commodity futures with a maturity between 1 and 3 months.

At present, there are 26 commodity futures eligible for inclusion in BCOM but four of those commodities (cocoa, lead, platinum and tin) are currently not included in BCOM. With the exception of several metals contracts (aluminum, lead, tin, nickel and zinc) that trade on the London Metals Exchange (“LME”) and the contract for Brent crude oil, each of the commodities is the subject of at least one futures contract that trades on a U.S. exchange. The Index includes only those commodities from BCOM which are related to agriculture being wheat, corn soybeans, sugar, cotton, coffee, soybean oil and soybean meal. BCOM and the Index use a consistent, systematic process to represent the commodity markets using both liquidity data and U.S.-dollar-weighted production data in determining the weightings of included commodities.

The values of BCOM and the Index are computed on the basis of hypothetical investments in the basket of commodities of which they are comprised.

BCOM and the Index are rebalanced annually starting on the fifth business day of January.

The Fund is classified as “non-diversified” under the 1940 Act.

Summary of Principal Risks of Investing in the Fund

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Commodity Price Risk. The NAV of the Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds.

Futures, Options and Options on Futures Contracts. Through holding of futures, options and options on futures contracts, the Fund may be exposed to (i) losses from margin deposits in the case of bankruptcy of the relevant broker, and (ii) a risk that the relevant position cannot be close out when required at its fundamental value.

15

Roll Yield. During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Fund holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Fund.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.”

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Leverage Risk. To the extent the Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of that Fund may be more volatile than if no leverage were present.

Tax Risk. Failure by the Fund to comply with the requirements for qualification as a regulated investment company would have significant negative tax consequences to Fund shareholders.

Fund Performance

The Fund is new and therefore does not have a performance history.

Management

Investment Adviser and Sub-Adviser

ETF Securities Advisors LLC serves as the investment adviser to the Fund and the Subsidiary.

Vident Investment Advisory, LLC serves as the sub-adviser to the Fund and the Subsidiary.

Portfolio Manager

Denise Krisko, CFA, will be the portfolio manager of the Fund.

Buying and Selling Fund Shares

The Fund is an exchange traded fund or “ETF.” This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash, a portfolio of securities closely approximating the holdings of the Fund or a combination of both.

16

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

Any distributions may be taxed as ordinary income or capital gains.

17

ETFS Bloomberg Energy ETF

Investment Objective

The ETFS Bloomberg Energy ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide long-term capital appreciation designed to exceed the performance of the Bloomberg Energy IndexSM (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Distribution and Service (12b-1) Fees*	0.00%
Other Expenses**	[ ]%
Total Annual Fund Operating Expenses	[ ]%

*	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Fund’s Board of Trustees has determined that no such payment will be made through the next twelve (12) months of operation.
**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

18

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that seeks to provide total return which exceeds that of the Index. The Fund is not an index tracking exchange-traded fund and is not required to invest in all components of the Index. However, the Fund will generally seek to hold similar interests to those included in the Index and will seek exposure to many of the commodities included in the Index under the same futures rolling schedule as the Index. The Fund will also hold short-term fixed-income securities, which may be used as collateral for the Fund’s commodities futures holdings or to generate interest income and capital appreciation.

Under normal market conditions, the Fund intends to invest in exchange-traded commodity futures contracts through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As a means to provide investment returns that are highly correlated to those of the Index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles, exchange-traded funds and other investment companies, and swaps and exchange-traded options on futures contracts, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange-traded commodities futures contracts, “Commodities Instruments”).

The remainder of the Fund’s assets will primarily be invested in: (1) short-term investment grade fixed-income securities that include U.S. government and agency securities, corporate debt obligations and repurchase agreements; (2) money market instruments; (3) certain bank instruments; and (4) cash and other cash equivalents. The Fund will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund through collateral management. There can be no assurance that the Fund’s Investment Objective will be met at any time.

The Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary is intended to enable the Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. The Subsidiary and the Fund have the same investment objective; however, the Subsidiary may invest without limitation in the Commodities Instruments. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Adviser and Sub-Adviser will use their discretion to determine the percentage of the Fund’s assets allocated to the Commodities Instruments held by the Subsidiary that will be invested in exchange-traded commodity futures contracts or Commodities-Related Assets. In this regard, under normal market conditions, the Subsidiary is expected to invest in futures contracts in proportional weights and allocations that are similar to the Index. The Fund does not seek leveraged returns; however, the Fund’s use of instruments to collateralize the Subsidiary’s investments in Commodity Instruments has a leveraging effect and is designed to provide a total return, outperforming the investment performance of the Index.

19

The Index is a sub-index of the Bloomberg Commodity Index (“BCOM”). BCOM is a widely followed commodity index which is calculated and published by Bloomberg L.P. and/or Bloomberg Finance L.P. and/or an affiliate of them (together, “Bloomberg”). BCOM and its various sub-indices has been published since 1998 with simulated historical performance calculated back to 1991 and tracks movements in the prices of rolling positions in a basket of commodity futures with a maturity between 1 and 3 months.

At present, there are 26 commodity futures eligible for inclusion in BCOM but four of those commodities (cocoa, lead, platinum and tin) are currently not included in BCOM. With the exception of several metals contracts (aluminum, lead, tin, nickel and zinc) that trade on the London Metals Exchange (“LME”) and the contract for Brent crude oil, each of the commodities is the subject of at least one futures contract that trades on a U.S. exchange. The Index includes only those commodities from BCOM which are related to Energy being natural gas, WTI crude oil, brent crude, gasoline, heating oil. BCOM and the Index use a consistent, systematic process to represent the commodity markets using both liquidity data and U.S. -dollar-weighted production data in determining the weightings of included commodities.

The values of BCOM and the Index are computed on the basis of hypothetical investments in the basket of commodities of which they are comprised.

BCOM and the Index are rebalanced annually starting on the fifth business day of January.

The Fund is classified as “non-diversified” under the 1940 Act.

Summary of Principal Risks of Investing in the Fund

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Commodity Price Risk. The NAV of the Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds.

Futures, Options and Options on Futures Contracts. Through holding of futures, options and options on futures contracts, the Fund may be exposed to (i) losses from margin deposits in the case of bankruptcy of the relevant broker, and (ii) a risk that the relevant position cannot be close out when required at its fundamental value.

20

Roll Yield. During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Fund holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Fund.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.”

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Leverage Risk. To the extent the Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of that Fund may be more volatile than if no leverage were present.

Tax Risk. Failure by the Fund to comply with the requirements for qualification as a regulated investment company would have significant negative tax consequences to Fund shareholders.

Fund Performance

The Fund is new and therefore does not have a performance history.

Management

Investment Adviser and Sub-Adviser

ETF Securities Advisors LLC serves as the investment adviser to the Fund and the Subsidiary.

Vident Investment Advisory, LLC serves as the sub-adviser to the Fund and the Subsidiary.

Portfolio Manager

Denise Krisko, CFA, will be the portfolio manager of the Fund.

Buying and Selling Fund Shares

The Fund is an exchange traded fund or “ETF.” This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash, a portfolio of securities closely approximating the holdings of the Fund or a combination of both.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

Any distributions may be taxed as ordinary income or capital gains.

ETFS Bloomberg Energy Longer Dated ETF

Investment Objective

The ETFS Bloomberg Energy Longer Dated ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide long-term capital appreciation designed to exceed the performance of the Bloomberg Energy Index 3 Month ForwardSM (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Distribution and Service (12b-1) Fees*	0.00%
Other Expenses**	[ ]%
Total Annual Fund Operating Expenses	[ ]%

*	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Fund’s Board of Trustees has determined that no such payment will be made through the next twelve (12) months of operation.
**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, as defined below (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that seeks to provide total return which exceeds that of the Index. The Fund is not an index tracking exchange-traded fund and is not required to invest in all components of the Index. However, the Fund will generally seek to hold similar interests to those included in the Index and will seek exposure to many of the commodities included in the Index under the same futures rolling schedule as the Index. The Fund will also hold short-term fixed-income securities, which may be used as collateral for the Fund’s commodities futures holdings or to generate interest income and capital appreciation.

Under normal market conditions, the Fund intends to invest in exchange-traded commodity futures contracts through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As a means to provide investment returns that are highly correlated to those of the Index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles, exchange-traded funds and other investment companies, and swaps and exchange-traded options on futures contracts, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange-traded commodities futures contracts, “Commodities Instruments”).

The remainder of the Fund’s assets will primarily be invested in: (1) short-term investment grade fixed-income securities that include U.S. government and agency securities, corporate debt obligations and repurchase agreements; (2) money market instruments; (3) certain bank instruments; and (4) cash and other cash equivalents. The Fund will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund through collateral management. There can be no assurance that the Fund’s Investment Objective will be met at any time.

The Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary is intended to enable the Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. The Subsidiary and the Fund have the same investment objective; however, the Subsidiary may invest without limitation in the Commodities Instruments. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Adviser and Sub-Adviser will use their discretion to determine the percentage of the Fund’s assets allocated to the Commodities Instruments held by the Subsidiary that will be invested in exchange-traded commodity futures contracts or Commodities-Related Assets. In this regard, under normal market conditions, the Subsidiary is expected to invest in futures contracts in proportional weights and allocations that are similar to the Index. The Fund does not seek leveraged returns; however, the Fund’s use of instruments to collateralize the Subsidiary’s investments in Commodity Instruments has a leveraging effect and is designed to provide a total return, outperforming the investment performance of the Index.

The Index is a sub-index of the Bloomberg Commodity Index Forward 3 Month (“BCOM”).BCOM is a widely followed commodity index which is calculated and published by Bloomberg L.P. and/or Bloomberg Finance L.P. and/or an affiliate of them (together, “Bloomberg”). BCOM and its various sub-indices has been published since 1998 with simulated historical performance calculated back to 1991 and tracks movements in the prices of rolling positions in a basket of commodity futures with a maturity between 4 and 6 months.

At present, there are 26 commodity futures eligible for inclusion in BCOM but four of those commodities (cocoa, lead, platinum and tin) are currently not included in BCOM. With the exception of several metals contracts (aluminium, lead, tin, nickel and zinc) that trade on the London Metals Exchange (“LME”) and the contract for Brent crude oil, each of the commodities is the subject of at least one futures contract that trades on a U.S. exchange. The Index includes only those commodities from BCOM which are related to Energy being natural gas, WTI crude oil, brent crude oil, gasoline and heating oil. BCOM and the Index use a consistent, systematic process to represent the commodity markets using both liquidity data and U.S. -dollar-weighted production data in determining the weightings of included commodities.

The values of BCOM and the Index are computed on the basis of hypothetical investments in the basket of commodities of which they are comprised.

BCOM and the Index are rebalanced annually starting on the fifth business day of January.

The Fund is classified as “non-diversified” under the 1940 Act.

Summary of Principal Risks of Investing in the Fund

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Commodity Price Risk. The NAV of the Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds.

Futures, Options and Options on Futures Contracts. Through holding of futures, options and options on futures contracts, the Fund may be exposed to (i) losses from margin deposits in the case of bankruptcy of the relevant broker, and (ii) a risk that the relevant position cannot be close out when required at its fundamental value.

Roll Yield. During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Fund holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Fund.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.”

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Leverage Risk. To the extent the Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of that Fund may be more volatile than if no leverage were present.

Tax Risk. Failure by the Fund to comply with the requirements for qualification as a regulated investment company would have significant negative tax consequences to Fund shareholders.

Fund Performance

The Fund is new and therefore does not have a performance history.

Management

Investment Adviser and Sub-Adviser

ETF Securities Advisors LLC serves as the investment adviser to the Fund and the Subsidiary.

Vident Investment Advisory, LLC serves as the sub-adviser to the Fund and the Subsidiary.

Portfolio Manager

Denise Krisko, CFA, will be the portfolio manager of the Fund.

Buying and Selling Fund Shares

The Fund is an exchange traded fund or “ETF.” This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash, a portfolio of securities closely approximating the holdings of the Fund or a combination of both.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

Any distributions may be taxed as ordinary income or capital gains.

ETFS Commodity Long-Short ETF

Investment Objective

The ETFS Commodity Long Short ETF (the “Fund”) is an actively managed exchange traded fund that seeks to provide long-term capital appreciation designed to exceed the performance of the [TBC] Long/Short Commodity Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing and selling shares may be subject to costs (including brokerage commissions) charged by their broker, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[ ]%
Distribution and Service (12b-1) Fees*	0.00%
Other Expenses**	[ ]%
Total Annual Fund Operating Expenses	[ ]%

*	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Fund’s Board of Trustees has determined that no such payment will be made through the next twelve (12) months of operation.
**	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not include brokerage commissions that investors may pay to buy and sell shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may cause the Fund to incur higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that seeks to provide a total return which exceeds that of the Index. The Fund is not an index tracking exchange-traded fund and is not required to invest in all components of the Index. However, the Fund will generally seek to hold similar interests to those included in the Index and will seek exposure to many of the commodities included in the Index. The Fund will also hold short-term fixed-income securities, which may be used as collateral for the Fund’s commodities futures holdings or to generate interest income and capital appreciation.

Under normal market conditions, the Fund intends to invest in exchange-traded commodity futures contracts through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As a means to provide investment returns that are highly correlated to those of the Index, the Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles, exchange-traded funds and other investment companies, and swaps and exchange-traded options on futures contracts, to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”) and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange-traded commodities futures contracts, “Commodities Instruments”).

The remainder of the Fund’s assets will primarily be invested in: (1) short-term investment grade fixed-income securities that include U.S. government and agency securities, corporate debt obligations and repurchase agreements; (2) money market instruments; (3) certain bank instruments; and (4) cash and other cash equivalents. The Fund will use such instruments to generate a total return for investors and exercise its discretion in the use of such instruments to seek to optimize the investment performance of the Fund through collateral management.

Although the Fund, through the Subsidiary, will generally hold the futures contracts included in the Index, they are not obliged to limit their investment to or invest in all the components of the Index. Neither are the Fund and the Subsidiary obliged to hold the commodity futures contracts in the same proportion as they are represented in the Index. There can be no assurance that the Fund’s Investment Objective will be met at any time.

The Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. The Fund’s investment in the Subsidiary is intended to enable the Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity futures contracts. The Subsidiary and the Fund have the same investment objective; however, the Subsidiary may invest without limitation in the Commodities Instruments. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Adviser and Sub-Adviser will use their discretion to determine the percentage of the Fund’s assets allocated to the Commodities Instruments held by the Subsidiary that will be invested in exchange-traded commodity futures contracts or Commodities-Related Assets. In this regard, under normal market conditions, the Subsidiary is expected to invest in futures contracts in proportional weights and allocations that are similar to the Index. The Fund does not seek leveraged returns; however, the Fund’s use of instruments to collateralize the Subsidiary’s investments in Commodity Instruments has a leveraging effect and is designed to provide a total return, outperforming the investment performance of the Index.

The Index is a broad commodity futures index which uses momentum rules to determine whether the Index should be long, short or flat a particular commodity. The Index is part of the [TBC] Commodity Index family which is a family of indices based on transparent, rules based methodologies designed to provide commodity benchmarks. The Index has been published since July 2006 with simulated historical data available back to 1998. The Index is rebalanced annually, on the third Friday of December.

The Fund is classified as “non-diversified” under the 1940 Act.

Summary of Principal Risks of Investing in the Fund

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Commodity Price Risk. The NAV of the Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.

Market Risk. The prices of the assets in which the Fund invests may decline for a number of reasons, including in response to economic developments and perceptions about the creditworthiness of individual issuers.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Shares may be more volatile than the values of shares of more diversified funds.

Futures, Options and Options on Futures Contracts. Through holding of futures, options and options on futures contracts, the Fund may be exposed to (i) losses from margin deposits in the case of bankruptcy of the relevant broker, and (ii) a risk that the relevant position cannot be close out when required at its fundamental value.

Roll Yield. During situations where the cost of any futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the value of the Fund holding such contracts will decrease over time unless the spot price of that contract increases by the same rate as the rate of the variation in the price of the futures contract. The rate of variation could be quite significant and last for an indeterminate period of time, reducing the value of the Fund.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.”

Shares of the Fund May Trade at Prices Other than NAV. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

Leverage Risk. To the extent the Fund is exposed directly or indirectly to leverage (through investments in commodities futures contracts) the value of that Fund may be more volatile than if no leverage were present.

Tax Risk. Failure by the Fund to comply with the requirements for qualification as a regulated investment company would have significant negative tax consequences to Fund shareholders.

Momentum Investing Risk. The Fund is subject to momentum investing risk, which is the risk that commodity futures contracts may be more volatile than the market as a whole, or that the returns on commodity futures contracts that previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and commodity futures contracts that previously exhibited high momentum may not experience continued momentum.

Fund Performance

The Fund is new and therefore does not have a performance history.

Management

Investment Adviser and Sub-Adviser

ETF Securities Advisors LLC serves as the investment adviser to the Fund and the Subsidiary.

Vident Investment Advisory, LLC serves as the sub-adviser to the Fund and the Subsidiary.

Portfolio Manager

Denise Krisko, CFA, will be the portfolio manager of the Fund.

Buying and Selling Fund Shares

The Fund is an exchange traded fund or “ETF.” This means that shares of the Fund are listed on a national securities exchange, such as the NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. Currently, Creation Units generally consist of 50,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. The Fund generally issues and redeems Creation Units in exchange for a designated amount of U.S. cash, a portfolio of securities closely approximating the holdings of the Fund or a combination of both.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

Tax Information

Any distributions may be taxed as ordinary income or capital gains.

Additional Information about the Funds

Additional Investment Objective Information

Each Fund’s investment objective is a non-fundamental policy. Non-fundamental investment objectives and policies may be changed by the Board of Trustees (the “Board”) of ETFS Trust (the “Trust”), of which each Fund is a series, without shareholder approval. In the case of any material change to the principal investment strategies of a Fund, investors in that Fund should consider whether that Fund remains an appropriate investment for them. There is no guarantee that a Fund will achieve its investment objective.

Additional Information About Each Fund’s Investment Strategy

Each Fund is an actively managed ETF which will aim to achieve their investment objectives by investing in Commodity Instruments and other financial instruments which provide exposure similar to the components on the relevant Index. Typically, under normal market conditions, each Fund intends to invest, through its Subsidiary, (collectively, the “Subsidiaries”) in commodity futures, centrally and non-centrally cleared swaps, exchange traded options on futures contracts and exchange traded commodity linked instruments.

Commodity Investments are linked to underlying physical and tangible assets and each Fund will seek to invest in these assets without holding the physical assets directly. Federal tax laws prevent the Funds from holding physical commodities or Commodity Instruments directly and each Fund will therefore invest indirectly in the Commodity Instruments through its holdings in its respective Subsidiary. By investing through the Subsidiaries, the Funds are able to gain exposure to the Commodity Instruments with the limits of the federal tax laws, including Subchapter M of the Internal Revenue Code of 1986.

Each Subsidiary is organized under the laws of the Cayman Islands and is wholly-owned and invested by its respective Fund. Interests in each Subsidiary, will not be sold or offered to other investors. Each Subsidiary is overseen by its own board of directors and the Adviser serves as investment adviser to each Subsidiary, managing it in accordance with the policies and procedures of the relevant Fund. Each Fund’s investment in its Subsidiary may not exceed 25% of the Fund’s total assets at each fiscal quarter end. The investment objective of each Subsidiary is the same as that of the relevant Fund that wholly-owns that Subsidiary.

Like each Fund, each Subsidiary also may invest in cash or highly liquid securities intended to promote liquidity, serve as margin or collateralize the Subsidiary’s positions in Commodities Instruments. The remainder of each Fund’s assets will primarily be invested in: (1) short-term investment grade fixed-income securities that include U.S. government and agency securities, corporate debt obligations and repurchase agreements; (2) money market instruments; (3) certain bank instruments; and (4) cash and other cash equivalents. Each Fund will use such instruments to generate a total return and to provide liquidity, serve as margin or otherwise collateralize investment in Commodity Instruments.

If a registered investment company (such as each of the Funds) invests more than a specified amount of its NAV in CFTC regulated futures, options and swaps or provides exposure to such instruments, it becomes subject to certain requirements adopted by the CFTC. As each Fund will pass this NAV threshold in its investments, it will be deemed to be a “commodity pool” and the Adviser will be registered as a commodity pool operator and the Sub-Adviser will be a commodity trading adviser. The Advisor and Sub-Advisor will manage both the Funds and the Subsidiaries in accordance with applicable CFTC rules and, in addition, with respect to the Funds, to the rules that apply to registered investment companies.

Each Fund may not hold more that 25% of its total assets in securities of issuers in any one industry or group of industries (other than in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities or securities of other investment companies).

Under normal circumstances, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities that provide the exposure suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in the Fund’s 80% policy, the Fund will provide shareholders with 60 days’ notice.

Fund Investments

Commodity Futures. Each Fund may, through the Subsidiary, invest in exchange-listed commodity futures contracts as part of its principal investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiry) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.

Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiry dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity.

More commonly, as futures contracts near expiry, they are often replaced with a later dated contract in a process known as “rolling”. This involves selling the contracts before they expire and purchasing similar contacts that have a later expiry date. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. Futures contracts may be satisfied at expiry by delivery of the relevant commodity from one party to the other.

Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).

Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts their obligations will be to the clearing house, it will be the clearinghouse that is obliged to satisfy the Subsidiaries’ rights under a commodity futures contract.

To ensure a party to a futures contract fulfils its obligations to the clearing house, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”) An exchange will set the margin requirements for the contracts which trade there and these can be modified the term of the futures contract.  Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions, margin payments will continue to be required.

When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract means that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any margin deposited by a Subsidiary should earn interest income.

SEC guidance sets out certain requirements with respect to coverage of futures positions by registered investment companies which each Fund and each Subsidiary will comply with. This includes, in certain circumstances, the need to segregate cash or liquid securities on its books and records, engage in other appropriate measures to ensure its obligations under particular futures or derivative contracts are covered.  Cash settled futures contracts will require a Fund to segregate liquid assets in an amount equal to its daily mark-to-market (net) obligation under that contract.  Any securities held in a segregated account or otherwise earmarked for these purposes may not be sold while a Fund maintains the relevant position, unless they are replaced with other permissible assets. Each Fund may also purchase put options as a means of covering its investments if they are on the same futures contract and their strike price is as high or higher than the price of the relevant contracts. Each Subsidiary may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

Derivatives. Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Funds must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

Swap Agreements

Each Fund may enter into swap agreements, including interest rate swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. Swap agreements may be used to hedge or achieve exposure to, for example, interest rates, and money market securities without actually purchasing such securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another.

Lending of Portfolio Securities. While the Funds do not currently engage in securities lending, each Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents that would be approved by the Board and who would administer the lending program for the Funds in accordance with guidelines that would be approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets, as determined in accordance with SEC staff guidance.

Investment Company Securities. Each Fund may invest in the securities of other investment companies subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Additional Principal Risk Information About the Funds

Investment Risk. An investor may lose the value of their entire investment or part of their investment in Shares.

Commodity Price Risk. The NAV of a Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts as explained in “Roll-Yield” below. Commodity prices generally may fluctuate widely and may be affected by numerous factors, including:

•	global or regional political, economic or financial events and situations, particularly war, terrorism, expropriation and other activities which might lead to disruptions to supply from countries that are major commodity producers;

•	investment trading, hedging or other activities conducted by large trading houses, producers, users, hedge funds, commodities funds, governments or other speculators which could impact global supply or demand;

•	the weather, which can affect short-term demand or supply for some commodities;

•	the future rates of economic activity and inflation, particularly in countries which are major consumers of commodities;

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•	major discoveries of sources of commodities; and

•	disruptions to the infrastructure or means by which commodities are produced, distributed and stored, which are capable of causing substantial price movements in a short period of time.

Prices of commodity futures contracts fluctuate widely and have in the past experienced periods of extreme volatility and this may be affected by:

•	commodity prices generally;

•	trading activities on the exchanges upon which they trade, which might be impacted by the liquidity in the futures contracts; and

•	trading activity specific to particular futures contract(s) and maturities.

General Market Risk. An investment in the Funds should be made with an understanding that the value of each Fund’s assets may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular asset or issuer and changes in general economic or political conditions (see Commodity Price Risks). An investor in the Funds could lose money over short or long periods of time.

Cayman Subsidiary. Each Fund will not invest directly in commodity futures contracts but, instead, expects to gain exposure to these investments exclusively by investing in the Subsidiary. A Fund’s investment in its Subsidiary is intended to enable that Fund to gain exposure to relevant commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Funds, which limit the ability of investment companies to invest directly in commodity futures contracts. Each Subsidiary will have the same investment objective as the relevant Fund; however, the Subsidiary may invest without limitation in the Commodities Instruments. Except as otherwise noted, references to a Fund’s investments include that Fund’s indirect investments through its Subsidiary. A Fund will invest up to 25% of its total assets in the Subsidiary.

None of the Subsidiaries have registered under the 1940 Act and, except as noted in this Prospectus or the SAI, are each not directly subject to its investor protections. The Board has oversight responsibility for the investment activities of each Fund, including each Fund’s investments in its Subsidiary and each Fund’s role as the sole shareholder of its Subsidiary. The Adviser also serves as adviser to each Subsidiary. The Adviser receives no additional compensation for managing the assets of each Subsidiary.

Each Subsidiary will also enter into separate contracts for the provision of custody, transfer agency, and accounting agent services with the same service providers or with affiliates of the same service providers that provide those services to the Fund.

Changes in the laws of the United States (where the Funds are organized) and/or the Cayman Islands (where each Subsidiary is incorporated) could prevent a Fund and/or the relevant Subsidiary from operating as described in this Prospectus and the SAI and could negatively affect a Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on each Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require a Subsidiary to pay Cayman Islands taxes, this could lead to a decrease in the NAV of the Fund.

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The financial statements of a Subsidiary will be consolidated with the relevant Fund’s financial statements in that Fund’s Annual and Semi-Annual Reports.

Shares of the Fund May Trade at Prices Other than NAV. As with all ETFs, shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares of a Fund will approximate the Fund’s NAV when purchased and sold in the secondary market, there may be times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines. The market price of a Fund’s shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund’s shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Fund shares is falling fastest, which may be the time that you most want to sell your Fund shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Leverage. Certain of the Funds investments in derivatives (through the Subsidiaries) may give rise to a form of economic leverage as changes in the value or level of the assets underlying those derivatives can result in an increase in the gains or losses on the investment held by the Funds which could lead to losses to the Funds of greater than the investment in the derivative instrument. The Funds and Subsidiaries will comply with SEC guidance which requires them to maintain segregated assets equal to the value of all such derivative investments but the impact of this economic leverage may cause the Fund to realise it positions in such or other portfolio investments to meet the associated obligations at a time when it may not be advantageous for the Fund to do so.

Roll-Yield. The Funds, through the Subsidiaries, expect to invest in futures contracts which, as they near expiry, need to be replaced with later dated contracts in a process known as “rolling”. As the exchange- traded futures contracts approach expiration, they will be sold prior to their expiry date and similar contracts that have a later expiry date are purchased. Thus, for example, a futures contract purchased and held in August may specify an October expiration. As time passes, the contract expiring in October may be replaced by a contract for delivery in November. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. If the market for these contracts is (putting aside other considerations) in “backwardation”, which means that the prices are lower in the distant delivery months than in the nearer delivery months, the sale of the October contract would take place at a price that is higher than the price of the November contract, thereby creating a “roll yield”. While some of the contracts a Fund may hold have historically exhibited consistent periods of backwardation, backwardation may not exist at all times. Moreover, certain commodities, such as gold, have historically traded in “contango” markets. Contango markets are those in which the prices of contracts are higher in the distant delivery months than in the nearer delivery months. The absence of backwardation in a particular commodity market could result in negative “roll yields”, which could adversely affect the value of a Fund which holds the relevant futures contracts. However, the existence of contango (or backwardation) in a particular commodity market does not automatically result in negative (or positive) “roll yields”. The actual realisation of a potential roll yield will be dependent upon the shape of the futures curve. The term ‘futures curve’ refers to the relationship between the price of futures contracts over different futures contract maturity dates when plotted in a graph. If the relevant part of the commodity futures curve is in backwardation — a downward sloping futures curve — then, all other factors being equal, the relevant index will tend to rise over time as lower futures prices converge to higher spot prices. The opposite effect would occur for contango.

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Futures, Options and Options on Futures Contracts. The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not currently plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit its risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund, through its Subsidiary, involves the risk of loss by the Subsidiary of margin deposits in the event of bankruptcy of a broker with whom the Subsidiary has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by a Subsidiary as to anticipated trends, which predictions could prove to be incorrect.

There is also liquidity risk that a particular future cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. If the Subsidiary encounters problems and it is not possible to close out the relevant positions, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. This could prevent the Subsidiary’s from being able to sell a security or make an investment at the optimum time or require it to sell that investment at a disadvantageous time. Due to liquidity risk in the underlying instruments, there is no assurance that any futures position can be sold or closed out at a time and price that is favorable to the Subsidiary.

The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options may be unlimited.

Although it is intended that the Subsidiaries will only enter into futures contracts if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Momentum Investing Risk. The ETFS Long-Short Commodity ETF is subject to momentum investing risk, which is the risk that commodity futures contracts may be more volatile than the market as a whole, or that the returns on commodity futures contracts that previously exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and commodity futures contracts that previously exhibited high momentum may not experience continued momentum.

41

Tax Risk. Each Fund expects to obtain exposure to the commodities markets by entering into commodity-linked derivative instruments, such as listed futures contracts. In order for the Fund to qualify as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. Income from certain commodity-linked derivative instruments in which the Fund invests may not be considered qualifying income. The Fund will seek to limit such income so as to qualify as a regulated investment company. The Fund intends to invest in such commodity-linked derivative instruments indirectly through the Subsidiary. Failure by a Fund to comply with the requirements for qualification as a regulated investment company would have significant negative tax consequences to Fund shareholders.

Additional Principal Risk Information about the Funds

Trading. Although the Funds shares are listed for trading on [TBC] (the “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares. Investors buying or selling a Fund’s shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Repurchase Agreements. If the Funds enter into repurchase agreements, these carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

Tracking Stocks. Each Fund may invest in tracking stocks. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

U.S. Government Securities. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed-income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Future Developments. The Trust’s Board may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this Prospectus and in the Fund’s SAI, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

Portfolio Holdings

Information about each Fund’s daily portfolio holdings is available at www.etfsecurities.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) for the Trust.

Management of the Funds

Fund Organization

Each Fund is a series of the Trust which is an investment company registered under the 1940 Act. Each Fund is a separate Fund with its own investment objective and strategy. The Trust is a Delaware statutory trust and the Board is responsible for the management and direction of the Trust. The Board elects the Trust’s officers and approves all material contracts, including those with the Adviser, custodian and fund administrator.

As well as the Funds set out in this Prospectus, the Trust also has other series in issue being the Zacks Earnings Large Cap U.S. Index Fund and the Zacks Earnings Small Cap U.S. Index Fund for which the Board is responsible. Each of these funds is a separate fund with their own investment objective and strategies and their assets are managed separately to the Funds. Details of these funds can be found in the separate prospectus and SAI which are available at www.etfsecurities.com.

Investment Adviser

ETF Securities Advisors LLC (the “Adviser”) has been appointed by the Board as investment adviser of the Funds. The Adviser is responsible for the management and administration of the Trust and the Funds.

The Adviser is a registered investment adviser with offices located at 48 Wall Street, New York, New York 10005. The Adviser is a directly-owned subsidiary of ETF Securities Limited. As of September 30, 2016, ETF Securities Limited and its affiliates had assets under management totalling approximately $22 billion. The Adviser provides an investment program for each Fund. The Adviser also provides proactive oversight of the Sub- Adviser, daily monitoring of the Sub-Adviser’s buying and selling of securities for each Fund, and regular review of the Sub-Adviser’s performance.

The Adviser also arranges for transfer agency, custody, Fund administration, and all other non-distribution related services necessary for the Funds to operate. For its services, the Adviser expects to receive fees from the Funds, based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Advisory Fee Rate
ETFS Bloomberg All Commodity ETF	[ ]%
ETFS Bloomberg All Commodity Longer Dated ETF	[ ]%
ETFS Bloomberg Agriculture ETF	[ ]%
ETFS Bloomberg Energy ETF	[ ]%
ETFS Bloomberg Energy Longer Dated ETF	[ ]%
ETFS Commodity Long Short ETF	[ ]%

Pursuant to the terms of the Investment Advisory Agreement for the Funds, the Adviser has agreed to pay all expenses of the Funds, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for the Fund, please see the “Management of the Trust” section of the SAI.

The basis for the Board’s approval of the Funds’ Investment Advisory Agreement will be available in the Trust’s report to shareholders for the period ending June 30, 2017.

Sub-Adviser

Vident Investment Advisory, LLC (the “Sub-Adviser”), is located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Sub- Adviser was formed in 2014 and provides investment advisory services to exchange-traded funds, including the Funds. The Sub-Adviser provides advisory services to various other exchange-traded funds as well as separate accounts. The Sub-Adviser is responsible for trading portfolio securities on behalf of each Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of the average daily net assets of each Fund as follows:

Fund Assets Under Management	Fee
Minimum Annual Fee	$[ ]%
Under $100 million	[ ]%
$100 million up to $299,999,999	[ ]%
$500 million and above	[ ]%

The basis for the Board’s approval of the Funds’ Investment Sub-Advisory Agreement will be available in the Trust’s report to shareholders for the period ending June 30, 2017.

The Adviser may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by the Adviser. Under the terms of an exemptive order the Trust and the Adviser received from the SEC, the Adviser may, subject to Board approval but without prior approval from shareholders, change the terms of a sub-advisory agreement or hire a new sub-adviser, either as a replacement for an existing sub-adviser or as an additional sub-adviser.

The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. The Adviser has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement.

Portfolio Manager

Denise Krisko, CFA, serves as the Funds’ portfolio manager (the “Portfolio Manager”) and is primarily responsible for the day-to-day management of the Funds.

Ms. Krisko, President of Vident Investment Advisory, LLC, has over nineteen years of investment management experience. Prior to joining the Sub-Adviser, Ms. Krisko was the Chief Investment Officer of Index Management Solutions, LLC. Prior to that, she was a Managing Director and Co-Head of Equity Index Management and Head of East Coast Equity Index Strategies for Mellon Capital Management. She was also a Managing Director of The Bank of New York and Head of Equity Index Strategies for BNY Investment Advisors from August 2005 until the merger of The Bank of New York with Mellon Bank in 2007, when she assumed her role with Mellon Capital Management.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers. Shares of each Fund are expected to be listed for trading on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus. Only authorized participants (“Authorized Participants” or “APs”) may acquire shares directly from the Funds, and only APs may tender their shares for redemption directly to the Funds, at NAV in Creation Units. Once created, shares trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

Transactions in a Fund’s shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate intra-day value of shares of a Fund, also referred to as the “indicative optimized portfolio value” (IOPV), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which such Fund is listed or by market data vendors or other information providers. The IOPV should not be viewed as a “real time” update of the NAV, because the IOPV may not be calculated in the same manner as the NAV, which is computed once per day, generally at the end of the day. The approximate value generally is determined by using amortized cost for securities with remaining maturities of 60 days or less, current market quotations, and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by a Fund. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no warranty as to their accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation. Generally, trading in futures, U.S. government securities (such as U.S. Treasury securities), money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the NAV Calculation Time. The values of such securities used in computing the NAV of the Fund are determined as of such times.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. For these purposes, a price based on amortized cost is considered a market valuation. Assets that may be valued using “fair value” pricing may include, but are not limited to, those for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a commodities future trades but before the Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in each Fund’s shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units. Shares of the Funds are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

The Funds do not make any dividend or other distribution payments.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem shares directly with a Fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with that Fund. The Funds’ SAI provides additional information about Section 12(d)(1) limits under the “Investment Company Securities” sub-section of the “Specific Investment Strategies” section.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	A Fund makes distributions;

•	You sell Fund shares; and

•	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For noncorporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Funds and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts. A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund and/or its Subsidiary may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if they include such a cash payment than if the in-kind redemption process was used.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When You Sell Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash or non-U.S. currency received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss that is realized by an Authorized Participant who does not mark-to-market its holding upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

Foreign Investments by the Funds

Interest, dividends, and other income received by a Fund or a Subsidiary with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A Fund may need to file claims for refunds to secure the benefits of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income or, subject to certain limitations, a credit in calculating federal income tax.

Investment in the Subsidiaries

One of the requirements for qualification as a RIC under Subchapter M of the Code is that each Fund must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”). In 2006, the IRS issued a revenue ruling which concludes that income derived from certain commodity-linked swaps is not qualifying income under Subchapter M of the Code.

If the IRS were to assert that income derived from the Funds’ investments in the Subsidiaries do not constitute qualifying income, and if such assertion were upheld, the Funds might cease to qualify as RICs or could be required to reduce their exposure to such investments, which may result in difficulty in implementing each Fund’s investment strategy. If a Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. If a Fund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund were to fail to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. A failure to qualify as a RIC could cause investors to incur higher tax liabilities than they otherwise would have incurred and could have a negative impact on Fund returns. In such event, the Board may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries are organized, respectively, could result in the inability of the Funds and/or the Subsidiaries to operate as described in this Prospectus and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, the Funds’ shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked notes, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Funds’ taxable income or gains and distributions.

Foreign Currency Investments by the Funds

As described above, each Fund intends to qualify as a RIC as defined in Section 851 of the Code. Gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test described above. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future and that such regulations could have a negative impact on a Fund’s ability to qualify as a regulated investment company.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s net investment income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gains. Additionally, if such losses exceed other investment income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Unit Aggregations for the Funds on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

The Board has adopted a Distribution and Service (12b-1) Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other entities that are Authorized Participants for providing distribution and/or investor services assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by any Fund, and no such payments will be made through the first twelve (12) months of operation. However, in the event 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Premium/Discount and NAV Information

Information regarding each Fund’s NAV and how often shares of the Funds traded on the Listing Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past calendar year and most recent calendar quarter will be posted to www.etfsecurities.com when it becomes available.

Additional Notices

Shares of the Funds are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of the Funds. The Listing Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of a Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of a Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

ETF Securities, the Adviser, Bloomberg and the Funds make no representation or warranty, express or implied, to the owners of shares of a Fund or any member of the public regarding the advisability of investing in securities generally or in a Fund particularly. Bloomberg is a licensor of certain trademarks, service marks and trade names of the Funds.

Financial Highlights

The Funds are new and as of the date of this Prospectus, do not have financial information to report. Financial information for the Funds will be available after the Funds have completed a fiscal year of operations.

ETFS TRUST

STATEMENT OF ADDITIONAL INFORMATION

January [   ], 2017

ETFS Bloomberg All Commodity ETF

Ticker: BCI

ETFS Bloomberg All Commodity Longer Dated ETF

Ticker: BCD

 ETFS Bloomberg Agriculture ETF

Ticker: AGRI

ETFS Bloomberg Energy ETF

Ticker: [  ]

ETFS Bloomberg Energy Longer Dated ETF

Ticker: [  ]

ETFS Commodity Long-Short ETF

Ticker: MLSC

Principal U.S. Listing Exchange: [TBC]

This Statement of Additional Information (“SAI”) is not a prospectus. The SAI should be read in conjunction with the current prospectus (the “Prospectus”) for each of the funds listed above (each a “Fund” and, collectively, the “Funds”), each a separate series of ETFS Trust (the “Trust”), as may be revised from time to time.

The current Prospectus for each Fund is dated January [ ], 2017. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-844-383-7289, visiting www.etfsecurities.com, or writing to ETFS Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SAI. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund seeks, before fees and expenses, provide long-term capital appreciation designed to outperform the returns of a particular commodity index (“Index” or “Underlying Index”). ETF Securities Advisors LLC serves as the investment adviser (the “Adviser”) and Vident Investment Advisory, LLC serves as the sub-adviser (the “Sub-Adviser”) to each Fund (the Adviser and Sub-Adviser may be referred to together herein as the “Advisers”). The Adviser is a directly-owned subsidiary of ETF Securities Limited. ALPS Distributors, Inc. serves as the distributor (the “Distributor”) of the Creation Units Aggregations of the Funds.

Each Fund is an actively managed exchange traded fund (“ETF”). Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units” or “Creation Unit Aggregations”), though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. These transactions are usually in exchange for a basket of securities included in the relevant Fund’s Index and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.

Shares of the Funds are expected to be listed on a national securities exchange, such as the [TBC] (the “Listing Exchange”), and will trade throughout the day on the Listing Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on commission rates charged by the applicable broker.

The Trust reserves the right to adjust the prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT STRATEGIES AND RISKS

Each Fund is an actively managed exchange-traded fund that seeks to provide total return in excess of its underlying index through the active management of commodity and commodity-linked futures and other financial instruments. The Funds are not index tracking exchange-traded funds and are not required to invest in all components of the relevant Index. However, each Fund will generally seek to hold similar interests to those included in the relevant Index and will seek exposure to many of the commodities included in the relevant Index.

Under normal market conditions, each Fund intends to invest in exchange-traded commodity futures contracts through its own wholly-owned subsidiary organized under the laws of the Cayman Islands (each a “Subsidiary” and collectively, the “Subsidiaries”). As a means to provide investment returns that are highly correlated to those of the relevant Index, each Subsidiary may also invest directly in commodity-linked instruments, including pooled investment vehicles, exchange-traded funds and other investment companies, and swaps and exchange-traded options on futures contracts, to the extent permitted under the Investment Company Act of 1940 (the “1940 Act”) and any applicable exemptive relief (collectively, “Commodities-Related Assets” and, together with exchange-traded commodities futures contracts, “Commodities Instruments”).

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The remainder of the Fund’s assets will primarily be invested in: (1) short term investment grade fixed income securities that include U.S. government and agency securities, corporate debt obligations and repurchase agreements; (2) money market instruments; (3) certain bank instruments; and (4) cash and other cash equivalents. The Fund will use such instruments to generate a total return for investors.

Each Fund’s investment objective, principal investment strategies and associated risks are described in the Fund’s Prospectus. The sections below supplement these principal investment strategies and risks and describe the Funds’ additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Each Fund is considered “non-diversified” as such term is used in the 1940 Act.

GENERAL RISKS

Borrowing. Although the Funds do not intend to borrow money, each Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a fund may borrow up to 33% of its net assets. A Fund will borrow only for short-term or emergency purposes.

Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Portfolio Turnover. Each Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

Cyber Security. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks.  Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches.  Cyber attacks affecting the Funds or the Adviser, Sub-Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds.  For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage.  The Funds may also incur additional costs for cyber security risk management purposes.  Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such portfolio companies to lose value.

Swap Agreements. To the extent that a Fund enters into swap agreements, these may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of the Fund’s investments and its share price. As with other transactions, the Fund will bear the risk that the counterparty will default and this could possibly cause losses to the Fund.

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Floating Rate Notes. Each Fund may invest in floating-rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. Variable- and floating-rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating-rate securities will not generally increase in value if interest rates decline. When a Fund holds variable- or floating-rate securities, a decrease (or, in the case of inverse floating-rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by a Fund may not be longer than 397 days. Given that most floating-rate securities reset their interest rates prior to their final maturity date, the Fund uses the period to the next reset date to calculate the securities contribution to the average portfolio maturity of the Fund.

Investment Company Securities. Each Fund may invest in the securities of other investment companies subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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Repurchase Agreements. If the Funds enter into repurchase agreements, these carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

Exchange Traded Products. Each Fund may invest in exchange traded products (“ETPs”), which include exchange traded funds registered under the 1940 Act, exchange traded commodity trusts and exchange traded notes.

Exchange Traded Funds. Each Fund may invest in ETFs. ETFs are investment companies that trade like stocks on a securities exchange at market prices rather than NAV. As a result, ETF shares may trade at a price greater than NAV (premium) or less than NAV (discount). If a Fund invests in an ETF, the Fund will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. Investments in ETFs are also subject to brokerage and other trading costs that could result in greater expenses for a Fund.

Exchange Traded Notes. Each Fund may invest in exchange-traded notes (“ETNs”). ETNs generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. ETNs are traded on exchanges and the returns are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a periodic basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Fund may not receive the return it was promised. If a rating agency lowers an issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on the Fund’s right to redeem its investment in an ETN. There are no periodic interest payments for ETNs, and principal is not protected. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

SPECIFIC INVESTMENT STRATEGIES AND RISKS

Commodity Futures. Each Fund may, through its Subsidiary, invest in exchange-listed commodity futures contracts as part of its investment strategies. Commodity futures contracts are an agreement to buy or sell a certain amount of a commodity at a specific price on a specific date (their expiry) which are negotiated and traded on futures exchanges. Commodity futures contracts are generally based upon commodities within the following commodity groups: energy, industrial metals, agriculture, precious metals, foods and fibers, and livestock.

Commodity futures contracts are traded on futures exchanges which provide a central marketplace to negotiate and transact futures contracts, a clearing corporation to process trades and a secondary market. Commodity futures exchanges provide standardization with regards to certain key features such as expiry dates, contract sizes and terms and conditions of delivery. Commodity futures exchanges set a maximum permissible price movement either up or down during a single trading day and when this limit has been reached, no trades may be placed that day at a price beyond that limit. Exchanges may also impose position limit rules limiting the value or number of contracts in one commodity that may be held by one market participant to ensure that the amount of futures contracts that any one party may hold in a particular commodity at any point in time to ensure that no one participant can control a significant portion of the market in a particular commodity.

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More commonly, as futures contracts near expiry, they are often replaced with a later dated contract in a process known as “rolling”. This involves selling the contracts before they expire and purchasing similar contacts that have a later expiry date. Any difference between the price for the nearer delivery month contract and the price for distant month contract is known as a ‘roll yield’ and this can be either a positive amount or a negative amount. Futures contracts may be satisfied at expiry by delivery of the relevant commodity from one party to the other.

Commodity futures contract prices are generally comprised of the price of the relevant commodity as well as the costs of storing the physical commodity. Storage costs include (i) the time value of money invested in the physical commodity, (ii) plus the costs of storing the commodity, (iii) less any benefits of owning the physical commodity not obtained by the holder of a futures contract (the “convenience yield”).

Due to the volatility of commodity futures and the risk of credit risk exposure to the counterparty to the contract, commodity futures exchanges each have clearing corporations which act as counterparty to all contracts by either buying or selling directly to the market participants. This means that when each Subsidiary purchases or sells commodity futures contracts their obligations will be to the clearing house, it will be the clearinghouse that is obliged to satisfy the Subsidiaries’ rights under a commodity futures contract.

To ensure a party to a futures contract fulfils its obligations to the clearing house, all participants are required to post and maintain a level of collateral (the collateral is known as “margin”). An exchange will set the margin requirements for the contracts which trade there and these can be modified the term of the futures contract.  Margin requirements range upward from less than 5% of the value of the futures contract being traded. Margin requirements can be offset by other opposing futures transactions, margin payments will continue to be required.

When the price of a particular futures contract increases (in the case of a sale) or decreases (in the case of a purchase) and any loss on the futures contract means that the margin already held does not satisfy margin requirements, further margin must be posted. Conversely, if there is a favorable price change in the futures contract any excess margin may be removed from the relevant deposit account. Any margin deposited by a Subsidiary should earn interest income.

SEC guidance sets out certain requirements with respect to coverage of futures positions by registered investment companies which the Fund and Subsidiary will comply with. This includes, in certain circumstances, the need to segregate cash or liquid securities on its books and records, engage in other appropriate measures to ensure its obligations under particular futures or derivative contracts are covered.  Cash settled futures contracts will require a Fund to segregate liquid assets in an amount equal to its daily mark-to-market (net) obligation under that contract.  Any securities held in a segregated account or otherwise earmarked for these purposes may not be sold while the Fund maintains the relevant position, unless they are replaced with other permissible assets. A Fund may also purchase put options as a means of covering their investments if they are on the same futures contract and their strike price is as high or higher than the price of the relevant contracts. The Subsidiary may not enter into futures positions if such positions will require the Fund to set aside or earmark more than 100% of its net assets.

Derivatives. Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. The Fund’s use of derivative instruments will be underpinned by investments in short-term, high-quality instruments, such as U.S. money market securities.

With respect to certain kinds of derivative transactions that involve obligations to make future payments to third parties, including, but not limited to, futures contracts, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Funds must “set aside” liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts and futures contracts that are not contractually required to “cash-settle,” the Funds must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. The Funds treat deliverable forward contracts for currencies that are liquid as the equivalent of “cash-settled” contracts. As such, the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward contracts. Similarly, with respect to futures contracts that are contractually required to “cash-settle” the Funds may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. Each Fund reserves the right to modify these policies in the future.

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Swap Agreements. Each Fund may enter into swap agreements, including interest rate swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. Swap agreements may be used to hedge or achieve exposure to, for example, interest rates, and money market securities without actually purchasing such securities. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another or from one payment stream to another.

Lending Portfolio Securities. While the Funds do not currently engage in securities lending, each Fund may lend portfolio securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (331/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents that would be approved by the Board of Trustees of the Trust (the “Board”) and who would administer the lending program for the Funds in accordance with guidelines that would be approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises and such obligations may be short-, intermediate- or long-term. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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Repurchase Agreements. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets, as determined in accordance with SEC staff guidance.

Investment Company Securities. Each Fund may invest in the securities of other investment companies subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

PROXY VOTING POLICY

Each Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has engaged a third party proxy solicitation firm to assist with voting proxies in a timely manner and who has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”). A copy of the Proxy Voting Policies is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer (“CCO”) is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Funds.

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The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period will be available without charge, upon request, by calling 1-844-383-7289 or from the Funds’ website at http://www.etfsecurities.com, and on the SEC’S website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of each Fund’s portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Adviser. The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Funds.

As exchange-traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day.

A “Business Day” is any day on which the Listing Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Information about a Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to each Fund, regulations of each Fund’s Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

The Adviser may disclose on its website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to each Fund’s portfolio holdings with no lag time is permitted to personnel of the Adviser, the Distributor and the Fund’s administrator (“Administrator”), custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s CCO may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.etfsecurities.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

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No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Board reviews the implementation of the Policy on a periodic basis.

INDEX DESCRIPTIONS

The Indexes of the ETFS Bloomberg All Commodity ETF, ETFS Bloomberg Commodity Agriculture ETF, ETFS Bloomberg All Commodity Longer Dated ETF, ETFS Bloomberg Agriculture Longer Dated ETF, ETFS Bloomberg Energy ETF and ETFS Bloomberg Energy Longer Dated ETF (each, a “[Bloomberg Commodity Fund]” and, together, the “[Bloomberg Commodity Funds]”) are created using proprietary methodology developed by [Bloomberg Indexes] (“Bloomberg”). The Index of the ETFS Commodity Long Short ETF [the “[TBC] Fund”) is created using proprietary methodology developed by [TBC] (“[TBC]”). Bloomberg and [TBC] (each, an “Index Provider” and together, the “Index Providers”) are independent of the Funds and the Advisers. Each Fund is an actively managed exchange traded fund and is not designed to track the relevant Index.

A description of each Index on which a Fund is based is provided in the relevant Fund’s Prospectus under “Principal Investment Strategies” with certain additional details provided below. Additional information about the Indexes of the Bloomberg Indices including the components and weightings of the Indexes, as well as the rules that govern inclusion and weighting in each of the Indexes, is available at www.bloombergindices.com and for the [TBC] Index is available at [TBC].

Index Availability: Each Index is calculated and disseminated throughout each day the Listing Exchange is open for trading.

Changes to the Index Methodology. Each Index is governed by a published, rules-based methodology. Changes to the methodology will be publicly disclosed at www.bloombergindices.com and [TBC], respectively, prior to implementation. Sixty days’ notice will be given prior to the implementation of any such change.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in the Prospectus, as it applies to each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below, its investment objective without a shareholder vote.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

A Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

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Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that a Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Fund’s underlying Index concentrates in the securities of a particular industry or group of industries.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Directly purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Loans

Lend any security or make any other loan except as permitted under the 1940 Act.

This means that no more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under the Fund’s investment policies.

With respect to issuing Senior Securities, as noted above, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% a Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

With respect to Borrowing, as noted above, a Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

Non-Fundamental Policies. The following investment policies are not fundamental and may be changed without shareholder approval.

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80% Policy

Under normal circumstances, each Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities that provide the exposure suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. Prior to any change in the Fund’s 80% policy, each Fund will provide shareholders with 60 days’ notice.

Illiquid Securities

The Funds may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Funds’ Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board is responsible for overseeing the management and affairs of the Funds and the Trust. The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. Like most ETFs, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Adviser, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Funds. Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that activity.

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The Board’s role in risk management oversight begins before the inception of a Fund, at which time the Fund’s Adviser presents the Board with information concerning the investment objective, strategies and risks of the Fund. Additionally, a Fund’s Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including the Trust’s CCO and the Fund’s independent registered public accountants. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and investments.

The Trust’s CCO meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s CCO provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, an independent registered public accounting firm reviews with the Audit Committee its audit of the Trust’s financial statements, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect a Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to a Fund, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Funds’ Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

Members of the Board and Officers of the Trust. There are 3 members of the Board, 2 of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Graham Tuckwell, an interested person of the Trust, serves as Chairman of the Board. The Trust does not have a lead independent Trustee. The Board is comprised of a majority (66.7%) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 66.7% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

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The Board of Trustees has two standing committees: the Audit Committee, and Nominating Committee. The Audit Committee and Nominating Committee are chaired by an Independent Trustee and composed of Independent Trustees.

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is ETFS Trust, 48 Wall Street, New York, NY 10005.

Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees

Graham Tuckwell*** (1956)	Trustee, 2014 – present; President and Secretary, 2015 – Present	ETF Securities, Chairman, 2005-present	4	Chairman, ETFS Management Company (Jersey), ETFS Holdings (Jersey) Limited, Gold Bullion Securities Limited, ETFS Metal Securities Australia Limited (formerly known as Gold Bullion Securities Limited), ETFS Oil Securities Limited, 2005-present; Chairman, ETFS Commodity Securities Limited, 2006-present; Chairman, ETFS Foreign Exchange Limited, 2009-present; Chairman, ETFS Hedged Commodity Securities Limited, 2012-present; Chairman, Swiss Commodity Securities Limited, 2013-present; Chairman, ETFS Hedged Metal Securities Limited, 2013-present; Chairman, ETFS Equity Securities Limited, 2014-present; Director, GO UCITS ETF Solutions PLC, 2008-present; Director, GO ETF Management Limited (Ireland), 2008-present; President; Chief Executive Officer, ETF Securities USA LLC, 2009-present and Director, ANZ ETFS Management (Aus) Limited 2015-present.
Independent Trustees

Stephen O’Grady* (1946)	Trustee, 2014 – present	GFI Group Inc. (GFIG) Financial Brokerage, Head of ETF Unit, February 2011-January 2012; Kellogg Capital, Partner, January 2011-April 2014	4	Trustee, Greenhaven Continuous Commodity ETF (GCC), January 2013-present; Trustee, Acacia Group LLC, June 2014-present; Trustee, Infracap- Master Limited Partnership ETF, November 2014-present; Trustee, Virtus ETFs, October 2014-present.

William M. Thomas** (1962)	Trustee, 2014 – present	ActiveETF Partners, Managing Partner, December 2012-present; Curian Capital, Senior Vice President, March 2012-December 2012; Grail Advisers, Chief Executive Officer, May 2008-May 2011	4	President and Interested Trustee, Grail Advisors ETF Trust, 2009-2011; Chairman, Squirrel Island, Maine, Squirrel Island Board of Overseers, 2009-present

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Name and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/ Officer+	Other Directorships Held by Trustee During Past 5 Years

Officers of the Trust

Joe Roxburgh*** (1972)	Treasurer, 2014 – present	ETF Securities Advisors LLC, Chief Financial Officer, November 2012-present; Alcora Group, Group Finance Director and Company Secretary, April 2006-November 2012	4

Adam Rezak*** (1969)	Chief Compliance Officer, 2014 – present	ETF Securities, Chief Compliance Officer, July 2014-present; Guggenheim Partners, Chief Compliance Officer, October 2007- December 2013	4

*	Chair of the Audit Committee.

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**	Chair of the Governance and Nominating Committee.
***	Elected by and serves at the pleasure of the Board.
+	As of December 31, 2015.

Board Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by each Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing each Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with each Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each Fund’s financial statements; and other audit related matters. All of the Independent Trustees currently serve as members of the Audit Committee. The Audit Committee also acts as the Trust’s qualified legal compliance committee. The Audit Committee met 3 times in 2015 and 2 times in 2016.

Nominating Committee. The Board has a standing Nominating Committee that is composed of each Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. All of the Independent Trustees currently serve as members of the Nominating Committee. The Nominating Committee did not meet in 2015 or 2016.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Tuckwell should serve as Trustee of the Fund because of the experience he has gained as Chairman of ETF Securities, and his extensive knowledge of and experience in the financial services industry generally.

The Trust has concluded that Mr. O’Grady should serve as Trustee of the Fund because of the experience he has gained as a Partner in charge of the ETF Market Making unit of a prominent financial services firm, and his extensive knowledge of and experience in the financial services industry generally.

The Trust has concluded that Mr. Thomas should serve as Trustee of the Fund because of the experience he has gained as chief executive officer of a firm specializing in financial services, his experience in and knowledge of the financial services industry generally, and his service as chairman for another ETF family.

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Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust collectively own less than 1% of the outstanding shares of the Trust.

Name of Trustee	Name of Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies**
	Interested Trustee

Graham Tuckwell***	N/A	$0	$0

	Independent Trustees

Stephen O’Grady***	N/A	$0	$0

William M. Thomas***	N/A	$0	$0

*	Values based on Trustees’ ownership as of date of this SAI.
**	These values are based on the Trustees’ ownership as of the fiscal year ended December 31, 2015.
***	Graham Tuckwell, Stephen O’ Grady and William M. Thomas were elected to the Board on December 2, 2014.

Board Compensation. The Trust will pay the following fees to the Trustees during its current fiscal year ending December 31, 2016.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex*
	Interested Directors

Graham Tuckwell	$0	$0	$0	$0

	Independent Directors

Stephen O’Grady	$18,750	$0	$0	$18,750

William M. Thomas	$19,463	$0	$0	$19,463

*	The Trust is the only trust in the “Fund Complex.”

Control Persons and Principal Holders of Securities. Because the Funds are new there were no beneficial owners as of the date of this SAI.

Investment Adviser. ETF Securities Advisors LLC serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Delaware limited liability corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 48 Wall Street, New York, NY 10005. The Adviser is a directly-owned subsidiary of ETF Securities Limited. As of September 30, 2016, ETF Securities Limited and its affiliates had assets under management totaling approximately 22 billion.

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Under the Investment Advisory Agreement, the Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds. The Adviser also arranges for transfer agency, custody, fund administration, and all other non-distribution-related services necessary for the Funds to operate. Each Fund pays the Adviser a fee equal to a percentage of the Fund’s average daily net assets, as set forth below:

Fund	Management Fee
ETFS Bloomberg All Commodity ETF	TBC
ETFS Bloomberg All Commodity Longer Dated ETF	TBC
ETFS Bloomberg Agriculture ETF	TBC
ETFS Bloomberg Agriculture Longer Dated ETF	TBC
ETFS Bloomberg Energy ETF	TBC
ETFS Bloomberg Energy Longer Dated ETF	TBC
ETFS Commodity Long Short ETF	TBC

For the fiscal year ended December 31, 2015, the Funds had not commenced operations and therefore did not pay any advisory fees.

Pursuant to the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) any fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to the Adviser. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by the Adviser.

The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of a Fund shares, and otherwise currently pays all distribution costs for the Funds’ shares.

The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement, with respect to each Fund, is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

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Sub-Adviser. The Adviser has retained Vident Investment Advisory, LLC (the “Sub-Adviser”), 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076, to serve as sub-adviser to the Fund. The Sub-Adviser is a wholly-owned subsidiary of Vident Financial, LLC. Under a sub-advisory agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”) the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at the following annual rate based on the average daily net assets of each Fund as follows:

Fund Assets Under Management	Fee
Minimum Annual Fee	$[ ]
Under $100 million	[ ]%
$100 million up to $299,999,999	[ ]%
$300 million and above	[ ]%

For the fiscal year ended December 31, 2016, the Adviser did not pay any sub-advisory fees as the Funds had not commenced operations.

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding voting securities of the Fund. The Sub-Advisory Agreement also may be terminated, at any time, by the Adviser or Sub-Adviser upon 60 days’ written notice to the other party. As used in the Sub-Advisory Agreement, the terms “majority of the outstanding voting securities,” “interested persons” and “assignment” have the same meaning as such terms in the 1940 Act.

Portfolio Manager.

This section includes information about the Funds’ portfolio manager, including information about other accounts managed, the dollar range of Shares owned and compensation.

Denise Krisko serves at portfolio manager (“Portfolio Manager”) of the Funds.

Compensation. The Portfolio Manager receives a base salary and is eligible to earn discretionary bonuses from time to time. The availability and amount of any bonus will be based on factors such as the Sub-Adviser’s profitability, the Portfolio Manager’s individual performance and team contribution.

Other Accounts Managed by the Portfolio Manager. In addition to the Funds, the Portfolio Manager managed the following other accounts as of December 31, 2015 [Note: to be updated.]

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Denise Krisko	15	$1,704	1	$11.73	none	N/A

* None of the accounts managed by the Portfolio Manager are subject to performance based advisory fees.

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Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of the Portfolio Manager’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. As of the date of this SAI, the portfolio manager did not own shares of the Funds.

Description of Material Conflicts of Interest. The Portfolio Manager’s management of “other accounts” the management of the Funds’ investments, on the one hand, and the investments of the Portfolio Manager’s other accounts, on the other. The other accounts may have the same investment objectives as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts managed by the Portfolio Manager are fairly and equitably allocated.

Codes of Ethics. The Trust, the Adviser, the Sub-Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, where applicable. Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including securities that may be purchased or held by the Funds. Each Code of Ethics is on public file with, and is available from, the SEC.

Administrator, Custodian, and Transfer Agent. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as administrator, custodian and transfer agent for the Funds. JPMorgan’s principal address is 383 Madison Avenue, New York, New York 10179. Under the Administration Agreement with the Trust, JPMorgan (“Administrator”), subject to the general supervision of the Trust’s Board of Trustees, provides various administrative, compliance, tax, accounting and financial reporting services for the maintenance and operations of the Trust and the Funds. In addition, JPMorgan makes available the office space, equipment, personnel and facilities required to provide such services. Under the Global Custody Agreement with the Trust, JPMorgan (“Custodian”) holds the Trust’s cash and securities, maintains such cash and securities in separate accounts in the name of the Trust, maintains a statement of accounts for each account of the Trust, and may provide other services pursuant to the Custody Agreement and related agreements. The Custodian, upon the order of the Trust, receives, delivers and releases securities and makes payments for securities purchased by the Trust for the Funds. The Custodian is authorized to appoint one or more sub-custodians and is authorized to appoint foreign custodians or foreign custody managers for Trust investments outside the United States. Pursuant to an Agency Services Agreement with the Trust, JPMorgan (“Transfer Agent”) acts as transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. JPMorgan also provides services, as applicable, for any wholly-owned subsidiary of the Funds. As compensation for the foregoing services, JPMorgan receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with JPMorgan. The Funds are new and the Adviser has not paid JPMorgan any fees for services to the Funds as of the fiscal year ended December 31, 2016.

Distributor. ALPS Distributors, Inc. serves as Distributor for the Trust and its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it will serve as distributor with respect to Creation and Redemption of Creation Unit Aggregations. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares will be continuously offered for sale by a Fund through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Unit Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to Authorized Participants (as defined below) purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with ETF Securities Limited, the Adviser, or any stock exchange.

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The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. With the exception of the Distributor and its affiliates, no “interested person” of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. However, no such fee is currently paid by the Funds.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of any Fund’s Prospectus and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy shares of the Funds.

If you have any additional questions, please call 1-844-383-7289.

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BROKERAGE TRANSACTIONS

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency; and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Unit Aggregations” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, the Funds will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Funds for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate a Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by the Adviser in its sole discretion.

Brokerage Commissions. The Funds are new and have not paid any brokerage commissions as of the fiscal year ended December 31, 2016.

Directed Brokerage. The Funds are new and have not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or Sub-Adviser.

Affiliated Brokers.

The Funds are new and have not paid any commissions to any affiliated brokers.

The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Regular Broker-Dealers.

The Funds are new and did not acquire securities of its regular brokers or dealers (as defined in the 1940 Act) or if their parents during the fiscal year ended December 31, 2016.

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The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The Funds are new and therefore did not have a portfolio turnover rate for the fiscal year ended December 31, 2016.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on January 9, 2014, and consists of multiple series of funds (“Funds”). Each Fund issues shares of beneficial interest. The Board may establish additional Funds. The Trust is registered with the SEC as an open-end management investment company. In addition to the Funds, the following additional series of funds are established under the Trust: the ETFS Zacks Earnings Large-Cap U.S. Index Fund and the ETFS Zacks Earnings Small-Cap U.S. Index Fund.

Each share issued by a Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of a Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund or if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have non-cumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Funds cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of a Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of the Funds and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short-sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or the Fund. The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a super-majority of the holders of the Trust or a Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstances, the Trust may make redemptions in-kind, for cash, or for a combination of cash and securities. In the case of such a termination, shares of the Trust or a Fund would cease trading on its listing Exchange approximately 7 days prior to redemption proceeds being available.

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Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the shares of the Trust. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the Listing Exchange, the AMEX and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Each Fund issues and redeems its Fund Shares on a continuous basis, at net asset value, only in a large specified number of Fund Shares called a “Creation Unit,” either principally in-kind for a designated portfolio of securities or in cash for the value of such securities. The value of each Fund is determined once each business day, as described under “Determination of Net Asset Value.” Creation Unit sizes are 50,000 Fund Shares per Creation Unit. The Creation Unit size for each Fund may change. Authorized Participants (as defined below) will be notified of such change. The principal consideration for creations and redemptions for each Fund is set forth in the table below:

FUND	CREATION*	REDEMPTION*

ETFS Bloomberg All Commodity ETF	[Cash]	[Cash]

ETFS Bloomberg All Commodity Longer Dated ETF	[Cash]	[Cash]

ETFS Bloomberg Agriculture ETF	[Cash]	[Cash]

ETFS Bloomberg Energy ETF	[Cash]	[Cash]

ETFS Bloomberg Energy Longer Dated ETF	[Cash]	[Cash]

ETFS Commodity Long Short ETF	[Cash]	[Cash]

*        May be revised at any time without notice.

Purchase (Creation). The Trust issues and sells Fund Shares only in Creation Units on a continuous basis through the Principal Underwriter, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). A “Business Day” with respect to a Fund is, generally, any day on which the Listing Exchange is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below or (ii) the cash value of the Deposit Securities (“Deposit Cash”) and “Cash Component,” computed as described below. When accepting purchases of Creation Units for cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of each Fund. The “Cash Component,” which may include a Dividend Equivalent Payment, is an amount equal to the difference between the net asset value of the Fund Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. The “Dividend Equivalent Payment” enables a Fund to make a complete distribution of dividends on the day preceding the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the portfolio securities of a Fund (“Dividend Securities”) with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the Dividend Securities had been held by a Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for a Fund and ends on the day preceding the next ex-dividend date. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

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The Custodian, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for each Fund changes as rebalancing adjustments, interest payments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of each Fund.

As noted above, the Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery, (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or (v) in certain other situations (collectively, “non-standard orders”). The Trust also reserves the right to: permit or require the substitution of Deposit Securities in lieu of Deposit Cash. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit resulting from certain corporate actions.

Procedures for Purchase of Creation Unit Aggregations. To be eligible to place orders with the Principal Underwriter, as facilitated via the Transfer Agent, to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Principal Underwriter and the Transfer Agent, and that has been accepted by the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees, taxes and additional variable charge.

All orders to purchase Fund Shares directly from a Fund, including non-standard orders, must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or the applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

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An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Fund Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities. A Fund may direct an Authorized Participant to deliver Deposit Securities, Deposit Cash and Cash Component directly to the Portfolio on behalf of each Fund.

On days when the Exchange or the bond markets close earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash and U.S. government securities), or through DTC (for corporate securities and municipal securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than the Settlement Date. The “Settlement Date” for a Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of each Fund. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by [2:00 p.m. or 3:00 p.m.] Eastern time (per applicable instructions), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by [2:00 p.m. or 3:00 p.m.] Eastern time (per applicable instructions) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

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In instances where the Trust accepts Deposit Securities for the purchase of a Creation Unit, the Creation Unit may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of each Fund Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a general non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Trust may use such Additional Cash Deposit to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for all costs, expenses, dividends, income and taxes associated with missing Deposit Securities, including the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee as set forth below under “Creation Transaction Fees” will be charged in all cases and an additional variable charge may also be applied. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted in respect of each Fund at its discretion, including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Principal Underwriter, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Trust or its agents shall communicate to the Authorized Participant its rejection of an order. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Redemption. Fund Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of the fund, the Trust will not redeem shares in amounts less than Creation Units. Investors must accumulate enough Fund Shares in the secondary market to constitute a Creation Unit in order to have such Fund Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit.

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With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m. Eastern time) on each Business Day, the list of the names and share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash or a combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee and any applicable additional variable charge as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Fund Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Procedures for Redemption of Creation Units. Upon receipt of a redemption request, each Fund will make a corresponding request to the Portfolio. Redemption proceeds from the Portfolio will be delivered to the redeeming Authorized Participant. The Portfolio may deliver redemption proceeds directly to a redeeming Authorized Participant. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant by the Settlement Date. With respect to in-kind redemptions of a Fund, the calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under “Determination of Net Asset Value”, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Principal Underwriter by a DTC Participant by the specified time on the Order Placement Date, and the requisite number of Fund Shares are delivered to the Custodian prior to [2:00 p.m. or 3:00 p.m.] Eastern time (per applicable instructions) on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Order Placement Date. If the requisite number of Fund Shares are not delivered by [2:00 p.m. or 3:00 p.m.] Eastern time (per applicable instructions) on the Settlement Date, a Fund will not release the underlying securities for delivery unless collateral is posted in such percentage amount of missing Fund Shares as set forth in the Participant Agreement (marked to market daily).

With respect to in-kind redemptions of a Fund, in connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, an Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded (or such other arrangements as allowed by the Trust or its agents), to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date. [Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. The section below entitled “Local Market Holiday Schedules” identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in the Local Market Holidays section to be the maximum number of days necessary to deliver redemption proceeds. If the Authorized Participant has not made appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Fund Shares in cash, and the Authorized Participant will be required to receive its redemption proceeds in cash.]

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If it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that each Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Fund Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities).

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of Fund Shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the Fund Shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Fund Shares to the Trust. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from a Fund in connection with higher levels of redemption activity and/or short interest in a Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Fund Shares or determination of the NAV of the Fund Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement and the applicable order form, a Fund may require orders to be placed up to one or more Business Days prior to the trade date, as described in the Participant Agreement or the applicable order form, in order to receive the trade date’s net asset value. Orders to purchase Fund Shares that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular Business Day, as described in the Participant Agreement and the applicable order form.

Creation/Redemption Transaction Fee. A transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. Each Fund may adjust the transaction fee from time to time. An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

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Creation and Redemption Transaction Fees:

Fund	Transaction Fee	Maximum Transaction Fee
ETFS Bloomberg All Commodity ETF	$[ ]	[ ]%

ETFS Bloomberg All Commodity Longer Dated ETF	$[ ]	[ ]%

ETFS Bloomberg Agriculture ETF	$[ ]	[ ]%

ETFS Bloomberg Energy ETF	$[ ]	[ ]%

ETFS Bloomberg Energy Longer Dated ETF	$[ ]	[ ]%

ETFS Commodity Long Short ETF	$[ ]	[ ]%

*	From time to time, a Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to three (3) times the standard transaction fee may be charged to the extent a transaction is outside of the clearing process.

**	In addition to the transaction fees listed above, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Adviser’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by a Fund with respect to that transaction.

Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by JPMorgan (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of a Fund as next determined. The consideration for redemption of Creation Unit Aggregations of each Fund generally consists of (i) a designated portfolio of equity securities and other instruments that closely approximate the holdings of the Fund (the “Fund Securities”) and (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by JPMorgan (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

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If the requisite number of shares of a Fund is not delivered on the Transmittal Date as described above, a Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered prior to the DTC cut-off time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined on such Transmittal Date. If, however, a redemption order is submitted by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the Fund are not delivered by the DTC cut-off-time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the Fund are delivered through DTC by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Unit Aggregations solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, The “Cash Component” is an amount equal to the difference between the net asset value of the Shares (per redemption Unit) and the market value of the equivalent portfolio securities or the equivalent cash amount, as applicable. If the Cash Component is a negative number (i.e., the net asset value per Redemption Unit exceeds the market value of the portfolio Securities or Cash amount, as applicable), the Cash Component shall be such negative amount and the redeemer will owe the fund the equivalent amount. If the Cash Component is a positive number (i.e., the net asset value per Redemption Unit is more than the market value of the Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for a Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

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Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Listing Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

REGULAR HOLIDAYS

The Funds generally intend to effect deliveries of Creation Unit Aggregations and portfolio securities on a basis of T+3. A Fund may effect deliveries of Creation Unit Aggregations and portfolio securities on a basis other than T+3 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices could affect the accuracy of information set forth herein.

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Listed below are the anticipated dates in calendar year 2016 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list is subject to change:

Regular Holidays through [December 31, 2017.]

[Calendar TBC]

Redemptions. The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose securities comprise the Fund. In the calendar year 2016, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles* for a Fund as follows:

2016

Country	Trade Date	Settlement Date	Number of Days to Settle

2017

Country	Trade Date	Settlement Date	Number of Days to Settle

*	These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The following information should be read in conjunction with the section in the Prospectus entitled “Additional Tax Information.”

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”). If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	A Fund makes distributions;

•	You sell Fund shares; and

•	You purchase or redeem Creation Units (institutional investors only).

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Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Funds and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund and/or its Subsidiary may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if they include such a cash payment than if the in-kind redemption process was used.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When You Sell Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

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Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities or non-U.S. currency surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash or non-U.S. currency received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss that is realized by an Authorized Participant who does not mark-to-market its holding upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

Foreign Investments by the Funds

Interest, dividends, and other income received by a Fund or a Subsidiary with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. A Fund may need to file claims for refunds to secure the benefits of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income or, subject to certain limitations, a credit in calculating federal income tax.

Investment in the Subsidiaries

One of the requirements for qualification as a RIC under Subchapter M of the Code is that each Fund must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”). In 2006, the IRS issued a revenue ruling which concludes that income derived from certain commodity-linked swaps is not qualifying income under Subchapter M of the Code.

 36

If the IRS were to assert that income derived from certain commodity-linked notes or from the Funds’ investments in the Subsidiaries do not constitute qualifying income, and if such assertion were upheld, the Funds might cease to qualify as RICs or could be required to reduce their exposure to such investments, which may result in difficulty in implementing each Fund’s investment strategy. If a Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. If a Fund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund were to fail to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. A failure to qualify as a RIC could cause investors to incur higher tax liabilities than they otherwise would have incurred and could have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries are organized, respectively, could result in the inability of the Funds and/or the Subsidiaries to operate as described in this Prospectus and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, the Funds’ shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked notes, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Funds’ taxable income or gains and distributions.

Foreign Currency Investments by the Funds

As described above, each Fund intends to qualify as a RIC as defined in Section 851 of the Code. Gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test described above. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to a regulated investment company’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future and that such regulations could have a negative impact on a Fund’s ability to qualify as a regulated investment company.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s net investment income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gains. Additionally, if such losses exceed other investment income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

 37

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less generally are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation. Generally, trading in futures, U.S. government securities (such as U.S. Treasury securities), money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the NAV Calculation Time. The values of such securities used in computing the NAV of a Fund are, unless fair valued, determined as of such times.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units.

DIVIDENDS AND DISTRIBUTIONS

None of the Funds intends to may any dividend or other distribution payments to investors.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

 38

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after each Fund has completed a fiscal year of operations from the Trust’s website at www.etfsecurities.com.

MISCELLANEOUS INFORMATION

Counsel. Morgan, Lewis & Bockius LLP, with offices located at 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. KPMG LLP, with offices located at 345 Park Avenue, New York, NY 10154 serves as the independent registered public accounting firm to the Trust.

 39

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust of ETFS Trust (the “Registrant” or the “Trust”) dated January 9, 2014, as filed with the state of Delaware on January 10, 2014, is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the U.S. Securities Exchange Commission (the “SEC”) via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(a)(2)	Registrant’s Declaration of Trust dated January 9, 2014 is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(b)	Registrant’s By-Laws dated August 4, 2014 are incorporated herein by reference to Exhibit (b) of the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-14-003692 on August 15, 2014.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated December 2, 2014 between the Registrant and ETF Securities Advisors LLC is incorporated herein by reference to Exhibit (d)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(d)(2)	Revised Schedule A, reflecting the addition of the ETFS Bloomberg All Commodity ETF, ETFS Bloomberg All Commodity Longer Dated ETF, ETFS Bloomberg Agriculture ETF, ETFS Bloomberg Energy ETF, ETFS Bloomberg Longer Dated Energy ETF and ETFS Commodity Long-Short ETF, to the Investment Advisory Agreement dated December 2, 2014 between the Registrant and ETF Securities Advisors LLC to be filed by amendment.

(d)(3)

Sub-Advisory Agreement dated December 11, 2015 between ETF Securities Advisors LLC and Vident Investment Advisory, LLC is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-16-005220 on May 2, 2016.

(d)(4)	Revised Schedules A and B, reflecting the addition of the ETFS Bloomberg All Commodity ETF, ETFS Bloomberg All Commodity Longer Dated ETF, ETFS Bloomberg Agriculture ETF, ETFS Bloomberg Energy ETF, ETFS Bloomberg Longer Dated Energy ETF and ETFS Commodity Long-Short ETF, to be filed by amendment.

(e)(1)	Distribution Agreement dated December 22, 2014 between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(e)(2)	Revised Appendix A, reflecting the addition of the ETFS Bloomberg All Commodity ETF, ETFS Bloomberg All Commodity Longer Dated ETF, ETFS Bloomberg Agriculture ETF, ETFS Bloomberg Energy ETF, ETFS Bloomberg Longer Dated Energy ETF and ETFS Commodity Long-Short ETF, to the Distribution Agreement dated December 22, 2014 between the Registrant and ALPS Distributors, Inc. to be filed by amendment.

(e)(3)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(f)	Not applicable.

(g)	Global Custody Agreement dated December 4, 2014 between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit (g) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(h)(1)	Administration Agreement dated January 6, 2015 between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit (h)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(h)(2)	Revised Schedule 4, reflecting the addition of the ETFS Bloomberg All Commodity ETF, ETFS Bloomberg All Commodity Longer Dated ETF, ETFS Bloomberg Agriculture ETF, ETFS Bloomberg Energy ETF, ETFS Bloomberg Longer Dated Energy ETF and ETFS Commodity Long-Short ETF, to the Administration Agreement dated January 6, 2015 between the Registrant and JPMorgan Chase Bank, N.A. to be filed by amendment.

(h)(3)	Agency Services Agreement dated December 4, 2014 between the Registrant and JPMorgan Chase Bank, N.A. is incorporated herein by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(h)(4)	Revised Exhibit A, reflecting the addition of the ETFS Bloomberg All Commodity ETF, ETFS Bloomberg All Commodity Longer Dated ETF, ETFS Bloomberg Agriculture ETF, ETFS Bloomberg Energy ETF, ETFS Bloomberg Longer Dated Energy ETF and ETFS Commodity Long-Short ETF, to the Agency Services Agreement dated December 4, 2014 between the Registrant and JPMorgan Chase Bank, N.A. to be filed by amendment.

(i)(1)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the ETFS Zacks Earnings Large-Cap US Index Fund, ETFS Zacks Earnings Small-Cap US Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund, is incorporated herein by reference to Exhibit (i) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(i)(2)	Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, relating to the ETFS Bloomberg All Commodity ETF, ETFS Bloomberg All Commodity Longer Dated ETF, ETFS Bloomberg Agriculture ETF, ETFS Bloomberg Energy ETF, ETFS Bloomberg Longer Dated Energy ETF and ETFS Commodity Long-Short ETF, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution and Service Plan, adopted December 2, 2014, is incorporated herein by reference to Exhibit (m) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(m)(2)	Revised Exhibit A, reflecting the addition of the ETFS Bloomberg All Commodity ETF, ETFS Bloomberg All Commodity Longer Dated ETF, ETFS Bloomberg Agriculture ETF, ETFS Bloomberg Energy ETF, ETFS Bloomberg Longer Dated Energy ETF and ETFS Commodity Long-Short ETF, to the Distribution and Service Plan, adopted December 2, 2014, to be filed by amendment.

(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to Exhibit (p)(1) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(p)(2)	Code of Ethics of ETF Securities Advisors LLC is incorporated herein by reference to Exhibit (p)(2) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(p)(3)	Code of Ethics of Vident Investment Advisory, LLC is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0001387131-16-005220 on May 2, 2016.

(p)(4)	Code of Ethics of ALPS Distributors, Inc. is incorporated herein by reference to Exhibit (p)(4) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

(q)	Powers of Attorney for Stephen O’Grady, Joe Roxburgh, William M. Thomas, and Graham Tuckwell are incorporated herein by reference to Exhibit (q) of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-198170 and 811-22986), as filed with the SEC via EDGAR Accession No. 0000930413-15-000063 on January 7, 2015.

Item 29.	Persons Controlled by or under Common Control with the Registrant

None.

Item 30.	Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of the Investment Advisers

ETF Securities Advisors LLC (the “Adviser”) serves as investment adviser for each series of the Trust. The principal address of the Adviser is 48 Wall Street New York, New York 10005. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as sub-adviser for each series of the Trust. The principal address of the Sub-Adviser is 89 Headquarters Plaza, North Tower, Suite 334, Morristown, New Jersey 07960. The Sub-Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ETF Securities Advisors LLC

Name and Position with Adviser	Name of Other Company	Connection with Other Company
Adam Rezak – Chief Compliance Officer	Guggenheim Partners	Chief Compliance Officer
Adam Rezak – Chief Compliance Officer	ALPS Distributors Inc.	Registered Representative

Vident Investment Advisory, LLC

Name and Position with Sub-Adviser	Name of Other Company	Connection with Other Company
Nicholas A. Stonestreet, CEO	Vident Financial, LLC	CEO
Andrew T. Schmuhl, CCO	Vident Financial, LLC Overture Financial	COO General Counsel
Denise Krisko, President	Index Management Solutions, LLC	CIO

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32.	Principal Underwriters

(a)           ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies:

1290 Funds, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, BLDRS Index Funds Trust, Broadview Funds Trust, Brown Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, CornerCap Group of Funds, Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, CSOP ETF Trust, DBX ETF TRUST, db-X Exchange-Traded Funds Inc., EGA Emerging Global Shares Trust, Eklhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Lattice Strategies Trust, Laudus Trust, Laudus Institutional Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust III, Pointbreak ETF Trust, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Transparent Value Trust, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, and Wilmington Funds.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
Liza Orr	Vice President, Attorney	None
Margo Rocklin	Vice President, Attorney	None
Taylor Ames	Vice President, PowerShares	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

Item 33.            Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

Registrant:

48 Wall Street

New York, New York 10005

Adviser:

ETF Securities Advisors LLC

48 Wall Street

New York, New York 10005

Sub-Adviser:

Vident Investment Advisory, LLC

89 Headquarters Plaza, Suite 334

Morristown, New Jersey 07960

Distributor:

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, Colorado 80203

Custodian:

JPMorgan Chase Bank, N.A.

383 Madison Avenue

New York, New York 10179

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York and state of New York, on this 14th day of November, 2016.

ETFS Trust

/s/ Graham Tuckwell*
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signatures	Title	Date

/s/ Graham Tuckwell*	Trustee and President	November 14, 2016
Graham Tuckwell

/s/ Joe Roxburgh*	Treasurer	November 14, 2016
Joe Roxburgh

/s/ Stephen O’Grady*	Trustee	November 14, 2016
Stephen O’Grady

/s/ William M. Thomas*	Trustee	November 14, 2016
William M. Thomas

*By:	/s/ Adam Rezak
Adam Rezak (Attorney-in-Fact)